Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES
NOTE 4:-	LEASES

The Company is a party to three lease agreements for its facilities in Israel which expire in October 2024. The Company has the option to extend the agreements for additional periods until October 2027. In addition, the Company also leases vehicle under operating lease agreement, which expires in 2027.

Aggregate lease payments for the right of use assets over the remaining lease period as of June 30, 2024 are as follows:

Remaining of 2024	$81,548
2025	163,097
2026	163,097
2027	124,038

Total undiscounted cash flows	$531,780
Less - imputed interest	41,047

Present value of operating lease liabilities	$490,733

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:

Weighted-average remaining lease term (years)	3.26

Weighted-average discount rate	5.51%